Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Profit for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	$ 69,331	$ 25,534	$ 46,115
Weighted average number of ordinary shares for basic earnings per share	18,130,912	18,204,262	19,739,686
Weighted average number of ordinary shares for diluted earnings per share	18,398,320	18,436,965	20,031,225
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	$ 3.82	$ 1.4	$ 2.34
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	$ 3.77	$ 1.38	$ 2.3
Number of deferred exchange shares	2,000,000